Consolidated Statement of Operations - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Revenues:
Royalty fees	$ 1,150,574	$ 871,462	$ 3,264,278	$ 2,233,053	$ 3,194,286	$ 1,531,201
Franchise fees	638,000	435,000	1,862,259	1,469,500	1,933,500	2,536,333
Regional developer fees	531,350	152,250	799,600	377,000	478,500	742,875
IT related income and software fees	197,569	218,400	598,758	629,225	840,825	762,867
Advertising fund revenue	330,502	88,031	955,480	204,141	459,493	216,784
Other income	91,623	51,452	223,419	148,347	210,058	168,007
Total revenues	4,138,015	1,816,595	10,072,660	5,061,266	7,116,662	5,958,067
Cost of revenues:
Franchise cost of revenues	697,170	556,495	1,948,328	1,505,569	2,081,382	1,781,477
IT cost of revenues	48,312	97,900	134,233	233,563	165,057	224,719
Total cost of revenues	745,482	654,395	2,082,561	1,739,132	2,246,439	2,006,196
Selling and marketing expenses	693,953	324,177	2,450,976	723,955	1,188,016	781,256
Depreciation and amortization	421,390	52,823	822,489	141,707	210,123	70,725
General and administrative expenses	4,328,089	1,096,025	10,528,817	3,146,666	5,098,793	2,660,101
Total selling, general and administrative expenses	5,443,432	1,473,025	13,802,282	4,012,328	6,496,932	3,512,082
Income (loss) from operations	(2,050,899)	(310,825)	(5,812,183)	(690,194)	(1,626,709)	439,789
Other expense	400,325	(54,599)	402,014	(58,399)	(64,075)	(32,000)
Income (loss) before income tax provision	(1,650,574)	(365,424)	(5,410,169)	(748,593)	(1,690,784)	407,789
Income tax provision	(6,148)	163,051	(6,148)	284,574	(1,340,436)	(252,154)
Net income (loss)	$ (1,656,722)	$ (202,373)	$ (5,416,317)	$ (464,019)	$ (3,031,220)	$ 155,635
Earnings per share:
Basic earnings (loss) per share (in Dollars per share)					$ (0.56)	$ 0.03
Diluted earnings (loss) per share (in Dollars per share)					$ (0.56)	$ 0.02